Bank Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	$ 98,703,000	$ 94,668,000
Accumulated depreciation and amortization	(62,464,000)	(57,662,000)
Total	36,239,000	37,006,000
Depreciation and amortization expense	5,000,000	4,800,000	4,700,000
Rental expense of the Bank's premises incurred during the period in accordance with certain operating leases	6,900,000	6,800,000	6,700,000
Land [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	2,413,000	2,413,000
Building [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	29,584,000	28,716,000
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	42,636,000	41,283,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total bank premises and Equipment	$ 24,070,000	$ 22,256,000